Equity-based Compensation - OpCo Unit Activity (Details) - OpCo Units - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Shares
Beginning balance (in shares)	228,819	441,681	441,681
Effect of Reorganization Transactions and IPO (in shares)	(6,909)	0
Vested (in shares)	(162,218)	(118,867)
Forfeited (in shares)	(59,692)	(93,995)
Ending balance (in shares)	0	228,819	228,819
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 1.72
Effect of Reorganization Transactions and IPO (in dollars per share)	10.48
Vested (in dollars per share)	1.72
Forfeited (in dollars per share)	0.68
Ending balance (in dollars per share)	$ 0		$ 1.72